Lease commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Lease and Rental Expense [Line Items]
Capital leases, amortization expenses	¥ 7,879	¥ 5,541
Operating lease, rental expenses	¥ 115,503	¥ 112,934